Manufacturing rebate receivable	6 Months Ended
Jun. 30, 2022
Manufacturing rebate receivable
Manufacturing rebate receivable

Note 7 – Manufacturing Rebate Receivable

On September 13, 2013, the Chinese Ministry of Finance, the Chinese Ministry of Science and Technology, the Chinese Ministry of Industry and Information Technology, and the Chinese National Development and Reform Commission issued a joint announcement that in order to promote the development, sale and use of alternative energy vehicles, Chinese government will continue to provide a manufacturing rebate for qualifying alternative energy vehicles sold. The government manufacturing rebates are typically provided to eligible alternative energy automobile manufacturers after sales are finalized and paperwork regarding the eligible mileages is submitted. Based on the criteria, Shangchi Automobile (formerly known as Suzhou E-Motors) was eligible for government manufacturing rebates and had $5,755,237 as manufacturing rebate receivable as of December 31, 2020.

In 2021, the Chinese Ministry of Finance, the Chinese Ministry of Science and Technology, the Chinese Ministry of Industry and Information Technology, and the Chinese National Development and Reform Commission implemented a new policy which requires the minimum number of alternative energy vehicles for manufacturing rebate application shall be 10,000 for passenger vehicles and 1,000 for commercial use vehicles.

The Company determined that there is remote possibility to successfully claim the manufacturing rebate under the newly implemented policy. As a result, the Company recorded 100% allowance against the manufacturing rebate receivable as of December 31, 2021.